Related Party Transactions - Revenue by party (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction
Related party revenues	$ 103,144,272	¥ 716,130,680	¥ 336,254,013	¥ 34,558,013
One-time commissions
Related Party Transaction
Related party revenues	61,187,382	424,823,991	167,913,206	22,046,325
One-time commissions | Hehui
Related Party Transaction
Related party revenues	201,948	1,402,126		8,440,657
One-time commissions | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues	3,162,494	21,957,199	31,086,187	1,282,552
One-time commissions | Investees of Juzhou
Related Party Transaction
Related party revenues	30,358,808	210,781,198	92,290,744	12,323,116
One-time commissions | Investees of Jupeng
Related Party Transaction
Related party revenues	9,598,572	66,642,882	5,403,559
One-time commissions | Investees of Mingdu
Related Party Transaction
Related party revenues			348,530
One-time commissions | Investees of Yidezeng
Related Party Transaction
Related party revenues	648,372	4,501,647	17,412
One-time commissions | Investees of Yidezhen
Related Party Transaction
Related party revenues	16,964,690	117,785,843	8,104,024
One-time commissions | Investees of Yiju
Related Party Transaction
Related party revenues			30,662,750
One-time commissions | Investees of Jupai Asset Management Inc
Related Party Transaction
Related party revenues	166,175	1,153,752
One-time commissions | Investees of SINA
Related Party Transaction
Related party revenues	86,323	599,344
Recurring management fee
Related Party Transaction
Related party revenues	37,661,020	261,480,460	144,171,383	12,511,688
Recurring management fee | Investees of Juzhou
Related Party Transaction
Related party revenues	25,862,680	179,564,586	99,398,722	¥ 12,511,688
Recurring management fee | Investees of Jupeng
Related Party Transaction
Related party revenues	3,938,349	27,343,957	325,418
Recurring management fee | Investees of Mingdu
Related Party Transaction
Related party revenues	99,773	692,726	321,905
Recurring management fee | Investees of Yidezeng
Related Party Transaction
Related party revenues	147,692	1,025,427	937,652
Recurring management fee | Investees of Yidezhen
Related Party Transaction
Related party revenues	6,804,549	47,243,982	9,303,710
Recurring management fee | Investees of Yidexin
Related Party Transaction
Related party revenues	181,036	1,256,930	410,294
Recurring management fee | Investees of Yidezhao
Related Party Transaction
Related party revenues			5,200,452
Recurring management fee | Investees of Yiju
Related Party Transaction
Related party revenues	626,941	4,352,852	28,273,230
Recurring service fee
Related Party Transaction
Related party revenues	1,845,079	12,810,384	24,169,424
Recurring service fee | Hehui
Related Party Transaction
Related party revenues	456,883	3,172,140
Recurring service fee | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues	657,340	4,563,907	23,723,991
Recurring service fee | Investees of SINA
Related Party Transaction
Related party revenues	379,112	2,632,178
Recurring service fee | Investees of affiliates of Yidezeng
Related Party Transaction
Related party revenues	215,867	1,498,763	¥ 445,433
Recurring service fee | Investees affiliates of Yidezhen
Related Party Transaction
Related party revenues	135,877	943,396
Other Service Fee
Related Party Transaction
Related party revenues	2,450,791	17,015,845
Other Service Fee | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues	1,770,889	12,295,283
Other Service Fee | Investees of Jupeng
Related Party Transaction
Related party revenues	$ 679,902	¥ 4,720,562